Share-Based Payment	12 Months Ended
Dec. 31, 2020
Disclosure of share-based payment arrangements [text block] [Abstract]
SHARE-BASED PAYMENT
NOTE 9:-	SHARE-BASED PAYMENT

a.	Shares reserved for Employees Stock Option Plan:

On December 29, 2017, the Company’s Board approved a resolution to reserve 417,000 Ordinary shares of the Company for the purpose of an Employees Stock Option Plan (“ESOP”) and future grants to employees and consultants as the Board may approve from time to time. As of December 31, 2020, no Stock Option Plan has been adopted (See Note 12g).

b.	Ordinary shares issued to certain employees and service providers:

During 2017, the Company issued Ordinary shares to certain employees and service providers in consideration for services to be provided to the Company.

The fair value of the Ordinary share was determined at $0.156 per share as of the date of grant. The fair value of the Ordinary shares was derived from the total consideration paid by the Company’s founding shareholder for INX Tokens and Ordinary shares issued to him upon the establishment of the Company. Key assumptions include an underlying comparison of the shareholder’s and INX Token holder’s participation rights in the Company’s earning distribution.

c.	Share options and warrants granted to employees and service providers:

1.	In May 2018 the Company granted to Y. Singer (service provider) a warrant to purchase 68,173 Ordinary shares of the Company. See also Note 10b.

2.	Upon and subject to the adoption of a Share Ownership and Option Plan (the “Plan”) by the Company, certain employees shall receive 653,419 options exercisable into Ordinary shares of the Company at a price per share equal to the fair value per share at the date of the adoption of the Plan. The options vest over periods of three to four years. The options are exercisable for a period of 10 years from the date of grant. As of December 31, 2020, none of these options were exercisable. Since the exercise price has not yet been determined, the Company has recorded expenses of $570 and $202 for the years ended December 31, 2020 and 2019, respectively, based on an estimate of the fair value of the options as of the respective periods end. See Note 12(g).

3.	The table below summarizes the assumptions that were used to estimate the fair value of the above options granted to employees using the Black- Scholes option pricing model:

	Year ended December 31,
	2020	2019
Expected term (years)	10	10
Expected volatility	99.26%	123.69%
Estimated exercise price	3.133	0.98
Risk-free interest rate	0.65%	2%
Dividend yield	0	0